SCHEDULE OF RESTRICTED STOCK UNIT (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning balance | shares	29,080
Weighted average grant date fair value, outstanding beginning balance | $ / shares	$ 18.75
Granted | shares	470,175
Weighted average grant date fair value, granted | $ / shares	$ 1.80
Vested | shares	(488,291)
Weighted average grant date fair value, vested | $ / shares	$ 2.50
Forfeited | shares
Weighted average grant date fair value, forfeited | $ / shares
Outstanding, ending balance | shares	10,964
Weighted average grant date fair value, outstanding ending balance | $ / shares	$ 6.64